Property, Plant and Equipment - Summary of the Carrying Values of Software, Property, Plant and Equipment (Detail) - GBP (£) £ in Millions		12 Months Ended
		Mar. 31, 2019	Mar. 31, 2018
Disclosure of detailed information about property, plant and equipment [Line Items]
Opening balance		£ 17,000	£ 16,498
Ending balance		17,770	16,956
Ending balance		17,835	17,000
Gross Carrying Amount [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Opening balance		55,077	54,025
Additions	[1]	3,262	2,894
Transfers		(44)
Disposals and adjustments	[2]	(2,352)	(1,789)
Exchange differences		(30)	(53)
Ending balance		55,913	55,077
Accumulated Depreciation and Amortisation [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Opening balance		38,121	37,585
Charge for the year		2,392	2,391
Transfers		(3)
Disposals and adjustments	[2]	(2,340)	(1,816)
Exchange differences		(27)	(39)
Ending balance		38,143	38,121
Engineering Stores [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Engineering stores		65	44
Land and Buildings [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Opening balance	[3]	489
Ending balance	[3]	387	489
Ending balance	[3]	387	489
Land and Buildings [Member] | Gross Carrying Amount [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Opening balance	[3]	1,262	1,302
Additions	[1],[3]	12	12
Transfers	[3]	13	36
Disposals and adjustments	[2],[3]	(178)	(82)
Exchange differences	[3]	(2)	(6)
Ending balance	[3]	1,107	1,262
Land and Buildings [Member] | Accumulated Depreciation and Amortisation [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Opening balance	[3]	773	817
Charge for the year	[3]	51	57
Transfers	[3]	1
Disposals and adjustments	[2],[3]	(104)	(96)
Exchange differences	[3]	(1)	(5)
Ending balance	[3]	720	773
Network Infrastructure [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Opening balance	[3]	14,993
Ending balance	[3]	15,841	14,993
Ending balance	[3]	15,841	14,993
Network Infrastructure [Member] | Gross Carrying Amount [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Opening balance	[3]	50,783	49,372
Additions	[1],[3]	97	193
Transfers	[3]	2,988	2,793
Disposals and adjustments	[2],[3]	(1,943)	(1,540)
Exchange differences	[3]	(32)	(35)
Ending balance	[3]	51,893	50,783
Network Infrastructure [Member] | Accumulated Depreciation and Amortisation [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Opening balance	[3]	35,790	35,214
Charge for the year	[3]	2,236	2,213
Transfers	[3]	(4)
Disposals and adjustments	[2],[3]	(1,940)	(1,613)
Exchange differences	[3]	(30)	(24)
Ending balance	[3]	36,052	35,790
Other [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Opening balance	[4]	356
Ending balance	[4]	351	356
Ending balance	[4]	351	356
Other [Member] | Gross Carrying Amount [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Opening balance	[4]	1,914	1,938
Additions	[1],[4]	119	92
Transfers	[4]	18	16
Disposals and adjustments	[2],[4]	(333)	(119)
Exchange differences	[4]	4	(13)
Ending balance	[4]	1,722	1,914
Other [Member] | Accumulated Depreciation and Amortisation [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Opening balance	[4]	1,558	1,554
Charge for the year	[4]	105	121
Disposals and adjustments	[2],[4]	(296)	(107)
Exchange differences	[4]	4	(10)
Ending balance	[4]	1,371	1,558
Assets in Course of Construction [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Opening balance		1,162
Ending balance		1,191	1,118
Ending balance		1,256	1,162
Assets in Course of Construction [Member] | Gross Carrying Amount [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Opening balance		1,118	1,413
Additions	[1]	3,034	2,597
Transfers		(3,063)	(2,845)
Disposals and adjustments	[2]	102	(48)
Exchange differences			1
Ending balance		1,191	1,118
Assets in Course of Construction [Member] | Engineering Stores [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Engineering stores		£ 65	£ 44

[1]	Net of grant deferral of £63m (2017/18: £74m net grant funding).
[2]	Fully depreciated assets in the group’s fixed asset registers were reviewed during the year, as part of the group’s annual asset verification exercise, and certain assets that were no longer in use have been written off, reducing cost and accumulated depreciation by £1.9bn (2017/18: £1.3bn). Disposals and adjustments also reflect the reclassification of the BT Centre property to held for sale (£89m), and £124m of adjustments resulting from changes in assumptions used in calculating lease-end obligations where the corresponding asset is capitalised.
[3]	The carrying amount of the group’s property, plant and equipment includes an amount of £34m (2017/18: £53m) in respect of assets held under finance leases, comprising land and buildings of £34m (2017/18: £42m) and network infrastructure of £nil (2017/18: £11m). The depreciation expense on those assets in 2018/19 was £2m (2017/18: £10m), comprising land and buildings of £2m (2017/18: £3m) and network infrastructure of £nil (2017/18: £7m).
[4]	Other mainly comprises motor vehicles, computers and fixtures and fittings.